INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS - Composition of the basis difference (Details) - Toloka Group, Inc $ in Millions	Dec. 31, 2025 USD ($)
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Intangible assets, net of accumulated amortization	$ (8.3)
Deferred tax liabilities	1.6
Basis difference	$ (6.7)